Segment and Geographic Information - Geographic Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	$ 1,534,836	$ 1,543,792	$ 1,679,686
Total equipment trading revenues:	48,637	95,998	147,874
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	559,938	529,150	602,985
Total equipment trading revenues:	14,367	32,673	71,739
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	820,633	822,902	876,691
Total equipment trading revenues:	9,716	19,978	27,620
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	89,075	132,930	142,822
Total equipment trading revenues:	15,824	23,897	43,120
Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	4,335	4,203	3,135
Total equipment trading revenues:	0	0	0
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	60,855	54,607	54,053
Total equipment trading revenues:	$ 8,730	$ 19,450	$ 5,395